October 28, 2009

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:   Tweedy, Browne Fund Inc. (the "Trust")
      File Nos: 33-57724 and 811-7458

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Trust does not differ from that contained in Post-Effective Amendment No. 28 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on October 23, 2009 as Accession No. 0001206774-09-001949.

     Any comments on this filing should be directed to the undersigned at (617) 338-4340.

                                                Very truly yours,

                                                /s/ Teresa M.R. Hamlin

                                                Teresa M.R. Hamlin
                                                Assistant Secretary

cc:   M. Gervase Rosenberger, Esq.
      Richard Prins, Esq.